CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2025
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
Within the partnership’s infrastructure services segment, the partnership had $424 million in contractual commitments for capital expenditures over the next year in the form of shipbuilding contracts at the partnership’s offshore oil services as at December 31, 2025. The capital expenditures relate to a customer contract and will be funded by proceeds to be contractually received from the customer.
(b)Lease liabilities
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Lease obligations
Less than 1 year	$241	$223
1 to 5 years	465	547
5+ years	251	502
Total	$957	$1,272